Prepayments (Details) - Schedule of Prepayments - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Prepayments [Abstract]
Deposits to suppliers	$ 373,881	$ 358,526	$ 248,551